Note 23 - Changes in Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Changes in Goodwill [Line Items]
Goodwill, balance, period start	€ 2,739		€ 2,881
Goodwill acquired during the year	5		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	(56)		0
Goodwill related to dispositions without being classified as held for sale	0		0
Impairment losses	(5)	[1]	0
Exchange rate changes/other	123		(142)
Goodwill, balance, period end	2,806		2,739
Gross amount of goodwill	11,467		11,073
Accumulated impairment losses	(8,662)		(8,334)
Investment Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	0		0
Goodwill acquired during the year	0		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	0		0
Goodwill related to dispositions without being classified as held for sale	0		0
Impairment losses	0	[1]	0
Exchange rate changes/other	0		0
Goodwill, balance, period end	0		0
Gross amount of goodwill	3,854		3,608
Accumulated impairment losses	(3,854)		(3,608)
Corporate Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	0		0
Goodwill acquired during the year	5		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	0		0
Goodwill related to dispositions without being classified as held for sale	0		0
Impairment losses	(5)	[1]	0
Exchange rate changes/other	0		0
Goodwill, balance, period end	0		0
Gross amount of goodwill	602		569
Accumulated impairment losses	(602)		(569)
Asset Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	2,739		2,881
Goodwill acquired during the year	0		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	(56)		0
Goodwill related to dispositions without being classified as held for sale	0		0
Impairment losses	0	[1]	0
Exchange rate changes/other	123		(142)
Goodwill, balance, period end	2,806		2,739
Gross amount of goodwill	3,295		3,197
Accumulated impairment losses	(489)		(458)
Capital Release Unit [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	0		0
Goodwill acquired during the year	0		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	0		0
Goodwill related to dispositions without being classified as held for sale	0		0
Impairment losses	0	[1]	0
Exchange rate changes/other	0		0
Goodwill, balance, period end	0		0
Gross amount of goodwill	3,716		3,698
Accumulated impairment losses	€ (3,716)		€ (3,698)

[1]	Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.